UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Adamant Biomedical Investments AG
Address:  Freischuetzgasse 3, 8004 Zurich, Switzerland

Form 13F File Number: 028-14829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Manieri                  Name:    Dr. Cyrill Zimmermann
Title:   Managing Director             Title:   Chief Executive Officer
Phone:   +41 61 275 92 15              Phone:   +41 61 275 92 11

Signature, Place, and Date of Signing:

  /s/ John Manieri                Zurich, Switzerland         August 7, 2012
---------------------------    ------------------------   ----------------------
       [Signature]                  [City, State]                 [Date]

  /s/ Dr. Cyrill Zimmermann       Zurich, Switzerland         August 7, 2012
---------------------------    ------------------------   ----------------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.    Form 13F File Number    Name
-----  ----------------------  -------------------------------------------------
1.     028-14753               Zurcher Kantonalbank (Zurich Cantonalbank)